Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected tax expense (recovery)	$ 138,101	$ (550,269)	$ (314,497)
Change in statutory, foreign tax, foreign exchange rates and other	(184,459)	183,916	(161,505)
Permanent differences	103,865	140,572	187,044
Adjustment to prior years provision versus statutory tax returns	(911)	(26,902)	(5)
Change in valuation allowance	101,984	226,705	138,474
Current income taxes expense (recovery)	158,580	(25,978)	60,010
Deferred income tax expense (recovery)			(210,499)
Total taxation expense (recovery)	$ 158,580	$ (25,978)	$ (150,489)